DERIVATIVE LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The significant assumptions used in the Black Scholes valuation of the derivative are as follows:

2016
Volatility	85%
Expected term (years)	10 months
Risk-free interest rate	0.64%
Dividend yield	None

The significant assumptions used in the Black Scholes valuation of the derivative are as follows:

2015
Volatility	84%-85%
Expected term (years)	18 months
Risk-free interest rate	0.75%
Dividend yield	None